Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2024
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Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2023	2024
	$ in thousands
From France	317	12,589
From USA	-	-
Revenues	317	12,589
Research tax credit	4,391	3,336
Subsidies and other	851	76
Other income	5,242	3,412
Total revenues and other income	5,560	16,002

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2023	2024
	$ in thousands
From France	178	8,061
From USA	-	-
Revenues	178	8,061
Research tax credit	1,275	1,404
Subsidies and other	547	38
Other income	1,823	1,442
Total revenues and other income	2,001	9,504

Revenues by Nature

Revenues by nature

	For the six-month period ended June 30,
	2023	2024
	$ in thousands
Collaboration agreements	-	12,249
Licenses	264	297
Products & services	53	44
Total revenues	317	12,589

Revenues by nature

	For the three-month period ended June 30,
	2023	2024
	$ in thousands
Collaboration agreements	-	7,815
Licenses	157	209
Products & services	22	37
Total revenues	178	8,061

Details of Operating Expenses by Nature

	For the six-month period ended June 30,
Research and development expenses	2023	2024

Wages and salaries	(17,520)	(17,567)
Social charges on stock option grants	(181)	(268)
Non-cash stock-based compensation expense	(2,289)	(1,320)
Personnel expenses	(19,990)	(19,155)
Purchases and external expenses	(15,009)	(17,200)
Other	(8,616)	(9,487)
Total research and development expenses	(43,614)	(45,841)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2023	2024

Wages and salaries	(2,983)	(3,335)
Social charges on stock option grants	(81)	(96)
Non-cash stock-based compensation expense	(977)	(397)
Personnel expenses	(4,041)	(3,829)
Purchases and external expenses	(3,426)	(3,875)
Other	(1,447)	(1,282)
Total selling, general and administrative expenses	(8,914)	(8,986)

	For the six-month period ended June 30,
Personnel expenses	2023	2024

Wages and salaries	(20,503)	(20,902)
Social charges on stock option grants	(263)	(364)
Non-cash stock-based compensation expense	(3,265)	(1,717)
Total personnel expenses	(24,031)	(22,983)

	For the six-month period ended June 30,
	2023	2024

Other operating income (expenses)	(83)	721

	For the three-month period ended June 30,
Research and development expenses	2023	2024

Wages and salaries	(8,463)	(8,315)
Social charges on stock option grants	(47)	(72)
Non-cash stock-based compensation expense	(1,186)	(738)
Personnel expenses	(9,696)	(9,125)
Purchases and external expenses	(8,352)	(9,591)
Other	(4,152)	(4,802)
Total research and development expenses	(22,200)	(23,518)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2023	2024

Wages and salaries	(1,480)	(1,591)
Social charges on stock option grants	(7)	(10)
Non-cash stock-based compensation expense	(460)	(92)
Personnel expenses	(1,947)	(1,694)
Purchases and external expenses	(1,284)	(1,530)
Other	(719)	(658)
Total selling, general and administrative expenses	(3,950)	(3,882)

	For the three-month period ended June 30,
Personnel expenses	2023	2024

Wages and salaries	(9,943)	(9,905)
Social charges on stock option grants	(54)	(83)
Non-cash stock-based compensation expense	(1,646)	(830)
Total personnel expenses	(11,643)	(10,818)

	For the three-month period ended June 30,
	2023	2024

Other operating income (expenses)	528	686

Disclosure of Income Tax

	For the six-month period ended June 30,		% change
	2023	2024	2024 vs 2023
Income tax	(258)	455	-276.2%

	For the three-month period ended June 30,		% change
	2023	2024	2024 vs 2023
Income tax	(258)	193	-174.7%

Details of Financial Income and Expenses

	For the six-month period ended June 30,
Financial income and expenses	2023 *	2024

Income from cash, cash equivalents and financial assets	1,441	4,687
Foreign exchange gains	9,248	5,754
Gain on fair value measurement	593	18,966
Other financial income	(67)	-
Financial income	11,215	29,407
Interest on financial liabilities	(690)	(2,270)
Foreign exchange losses	(2,278)	(3,031)
Loss on fair value measurement	(16,931)	(4,730)
Interest on lease liabilities	(1,561)	(1,352)
Other financial expenses	(1)	-
Financial expenses	(21,461)	(11,384)
Net financial gain (loss)	(10,246)	18,023

	For the three-month period ended June 30,
Financial income and expenses	2023 *	2024

Income from cash, cash equivalents and financial assets	761	2,771
Foreign exchange gains	9,216	2,230
Gain on fair value measurement	531	3,395
Other financial income	(67)	-
Financial income	10,440	8,395
Interest on financial liabilities	(573)	(1,170)
Foreign exchange losses	(1,289)	(1,704)
Loss on fair value measurement	(13,595)	(13,110)
Interest on lease liabilities	(774)	(663)
Other financial expenses	(53)	-
Financial expenses	(16,284)	(16,646)
Net financial gain (loss)	(5,844)	(8,251)